Finance Lease Liabilities - Schedule of Future Finance Lease Payments (Details)	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Future Finance Lease Payments [Abstract]
2026	$ 234,994	$ 182,166
2027	210,705	163,337
2028	180,912	140,242
2029	115,707	89,695
2030	82,836	64,214
Thereafter	79,324	61,491
Total future lease payment	904,478	701,145
Less: Imputed interest	(105,041)	(81,427)
Present value of finance lease liabilities	799,437	619,718
Less: Current portion	(196,452)	(152,288)	$ (199,320)
Long-term portion of finance lease liabilities	$ 602,985	$ 467,430	$ 593,510